Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Payroll Advances	The following summarizes activity under the related party loan:
Balance December 31, 2021	$231,071
Advances during 2022	49,074
Repayment	(279,000)
Balance December 31, 2022	$1,145
Repayment 2023	(1,145)
Balance December 31, 2023	$—
Balance December 31, 2022	$—
Advances during 2023	316,198
Repayment	(125,000)
Balance December 31, 2023	$191,198